Key sources of estimation uncertainty, use of estimates and critical accounting judgments (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Tom Ford International LLC
Disclosure Of Subsidiaries Line Items [Abstract]
Proportion of ownership interest in associate	15.00%	15.00%